Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 21, 2026	Jul. 01, 2026	Aug. 11, 2026	Aug. 07, 2026	Aug. 06, 2026	Jun. 30, 2026	Apr. 14, 2026	Mar. 31, 2026
Subsequent Events [Line Items]
Cash dividend price per share								$ 0.10125
Subsequent Event [Member] | Oil and Gas Properties [Member]
Subsequent Events [Line Items]
Consideration paid in cash	$ 53.1	$ 53.1
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Borrowing interest rate		3.00%
Interest rate in later periods		5.00%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Borrowing interest rate		2.00%
Interest rate in later periods		4.00%
Citizens RBL [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Current borrowing amount				$ 60.0
Initial maximum borrowing					$ 65.0
GS Warehouse [Member]
Subsequent Events [Line Items]
Current borrowing						$ 1,000.0
GS Warehouse [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Initial maximum borrowing		$ 1,000.0
GS Warehouse [Member] | Subsequent Event [Member] | Delayed Draw Term Loan [Member]
Subsequent Events [Line Items]
Remaining borrowing amount		945.0
GS Warehouse [Member] | Presidio Acquisitions LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Current borrowing amount		$ 55.0
Class A Common Stock [Member]
Subsequent Events [Line Items]
Cash dividend price per share							$ 0.10125
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash dividend price per share			$ 0.3375
Class A Common Stock [Member] | Subsequent Event [Member] | Oil and Gas Properties [Member]
Subsequent Events [Line Items]
Number of shares issued for acquisition	1,962,240	1,962,240
Par value	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | GS Warehouse [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Current borrowing		$ 1,000.0
Opco Common Unit [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash dividend price per share			0.3375
Series B Convertible Redeemable Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash dividend price per share			$ 0.3375